Convertible Notes Payable (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended						2 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014 5% Bridge Notes [Member]	Mar. 31, 2014 5% Bridge Notes [Member]	Mar. 31, 2014 GBR Investments, LLC [Member] 5% Bridge Notes [Member]	Mar. 31, 2013 GBR Investments, LLC [Member] 5% Bridge Notes [Member]	Oct. 31, 2013 GBR Investments, LLC [Member] 5% Bridge Notes [Member]	Jun. 13, 2014 Emergent Financial Group, Inc. [Member] 5% Bridge Notes [Member]	Jun. 30, 2014 Emergent Financial Group, Inc. [Member] 5% Bridge Notes [Member]	Mar. 31, 2014 Emergent Financial Group, Inc. [Member] 5% Bridge Notes [Member]	Mar. 31, 2013 Emergent Financial Group, Inc. [Member] 5% Bridge Notes [Member]	Mar. 31, 2014 Emergent Financial Group, Inc. [Member] Other Current Assets [Member] 5% Bridge Notes [Member]	Mar. 31, 2013 Emergent Financial Group, Inc. [Member] Other Current Assets [Member] 5% Bridge Notes [Member]	Mar. 31, 2014 Jerrell Shelton [Member] 5% Bridge Notes [Member]	Mar. 31, 2013 Jerrell Shelton [Member] 5% Bridge Notes [Member]	Oct. 31, 2013 Bridge Notes [Member]	Aug. 31, 2013 Bridge Notes [Member]	Mar. 31, 2014 Bridge Notes [Member]	Mar. 31, 2013 Bridge Notes [Member]	Mar. 31, 2014 2013 Bridge Note [Member]	Mar. 31, 2014 2014 Bridge Note [Member]	Mar. 31, 2014 2013 and 2014 Bridge Notes [Member]	Mar. 31, 2013 2013 and 2014 Bridge Notes [Member]	Mar. 31, 2014 2013 and 2014 Bridge Notes [Member] January 31 2013 [Member]	Mar. 31, 2014 2013 and 2014 Bridge Notes [Member] February 01 2013 [Member]	Aug. 31, 2013 2013 and 2014 Bridge Notes [Member] Maximum [Member]	Aug. 31, 2013 2013 and 2014 Bridge Notes [Member] Minimum [Member]
Debt Instrument [Line Items]
Accrued interest	$ 24,000					$ 14,100																		$ 0	$ 9,900
Notes issued							100,000	100,000								120,000	120,000		400,000
Warrants issued to purchase shares	694,376					896,500			1,911,259										1,797,457
Debt conversion, principal and interest converted	1,766,997	0	4,127,201	0	1,743,000					1,743,000								4,127,202
Warrants expiration date						Dec. 31, 2018
Debt interest expense	826,900				184,700	94,300						385,400	8,700							199,200	0
Principal amount			1,793,000			1,793,000																1,294,500	2,765,301	4,059,801
Interest rate during period	5.00%																									15.00%	5.00%
Due date						Jun. 30, 2014																		Dec. 31, 2013
Fair value of warrants						279,100													199,200
Interest rate						5.00%					5.00%								8.00%
Debt conversion, number of units issued																		20,636,011
Debt conversion, conversion price			$ 10.80															$ 0.20
Debt conversion, converted units description																		(i) one share of common stock of the Company (Common Stock) and (ii) one warrant to purchase one share of Common Stock at an exercise price of $0.37 per share
Warrants, exercisable date						May 31, 2014												Mar. 31, 2014
Debt conversion expense			13,713,767	0
Percentage of Offering Price on Conversion Price					90.00%							90.00%
Percentage of Commission on Principal Balance of Notes											9.00%	9.00%
Debt financing costs											151,570	375,900	116,500	98,400	107,800
Exercise price	$ 0.50					$ 0.49			$ 0.20																			$ 0.29	$ 0.19
Repayments of Convertible Debt	50,000	0	0	82,800	50,753
Amortization of Financing Costs											$ 98,400